Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,209,213.54
Previously Paid Amount	0.00
Total Fee Amount	4,448.09
Total Offset Amount	0.00
Net Fee	$ 4,448.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A